Consolidated Statement of Cash Flow In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 3,711	$ 3,803	$ 5,722
Adjustments for non-cash items:
Depreciation and amortization	3,163	3,087	2,813
Net (gain)/loss from sale of businesses and investments	4	(68)	(630)
Goodwill impairment charge	0	0	580
Other	549	550	439
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	163	835	(15)
Inventories	101	2,658	(1,149)
Accounts payable	222	134	(1,868)
Accrued expenses	(10)	(108)	126
Accrued wages, salaries and employee benefits	901	(279)	(490)
Customer advances	(593)	(301)	83
Other assets - net	(300)	(49)	252
Other liabilities - net	146	(71)	(679)
Net cash provided by (used for) operating activities	8,057	10,191	5,184
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(1,539)	(2,522)	(3,350)
Expenditures for equipment leased to others	(1,840)	(1,924)	(1,726)
Proceeds from disposals of leased assets and property, plant and equipment	904	844	1,117
Additions to finance receivables	(11,278)	(11,422)	(12,010)
Collections of finance receivables	9,841	9,567	8,995
Proceeds from sale of finance receivables	177	220	132
Investments and acquisitions (net of cash acquired)	(30)	(195)	(618)
Proceeds from sale of businesses and investments (net of cash sold)	199	365	1,199
Proceeds from sale of securities	810	449	306
Investments in securities	(825)	(402)	(402)
Other - net	(46)	(26)	167
Net cash provided by (used for) investing activities	(3,627)	(5,046)	(6,190)
Cash flow from financing activities:
Dividends paid	(1,620)	(1,111)	(1,617)
Distribution to noncontrolling interests	(7)	(13)	(6)
Contribution from noncontrolling interests	4	0	0
Common stock issued, including treasury shares reissued	239	128	52
Treasury shares purchased	(4,238)	(2,000)	0
Excess tax benefit from stock-based compensation	182	96	192
Acquisitions of redeemable noncontrolling interests	0	0	(444)
Acquisitions of noncontrolling interests	0	0	(5)
Proceeds from debt issued (original maturities greater than three months):
Machinery, Energy & Transportation	1,994	195	2,209
Financial Products	8,655	9,133	13,806
Payments on debt (original maturities greater than three months):
Machinery, Energy & Transportation	(785)	(1,769)	(1,107)
Financial Products	(8,463)	(9,101)	(9,940)
Short-term borrowings - net (original maturities three months or less)	1,043	(69)	466
Net cash provided by (used for) financing activities	(2,996)	(4,511)	3,606
Effect of exchange rate changes on cash	(174)	(43)	(167)
Increase (decrease) in cash and short-term investments	1,260	591	2,433
Cash and short-term investments at beginning of period	6,081	5,490	3,057
Cash and short-term investments at end of period	7,341	6,081	5,490
Non-cash activities:
Debt exchange original debentures amount			1,325
Debt exchange new debentures amount			1,722
Debt exchange new debentures interest rate (as a percent)			3.803%
Debt exchange new debentures due date (year)			2042
Debt exchange cash paid			$ 179